CONSOLIDATED STATEMENTS OF CASH FLOWS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net income/(loss)	₽ 21,775	$ 242.8	₽ 47,615	₽ (14,653)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation of property and equipment	29,432	328.2	23,243	18,162
Amortization of intangible assets	10,520	117.3	7,631	5,949
Amortization of content assets	9,138	101.9	8,944	6,386
Operating lease right-of-use assets amortization and the lease liability accretion	14,022	156.3	14,391	11,223
Amortization of debt discount and issuance costs			585	2,070
Share-based compensation expense (excluding cash settled awards of nil, RUB 17,041 and RUB 23,067, respectively)	8,710	97.1	6,996	20,829
Deferred income tax expense/(benefit)	598	6.7	4,569	(5,163)
Foreign exchange gains	(22,852)	(254.8)	(9,393)	(235)
Loss/(income) from equity method investments	1,602	17.9	929	(6,367)
Gain on restructuring of convertible debt			(9,305)
Impairment of long-lived assets	7,539	84.1	3,644
Provision for expected credit losses	5,171	57.7	2,799	1,249
Other	5,086	56.6	(92)	(458)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable	(28,755)	(320.6)	(15,905)	(19,260)
Prepaid expenses	(1,065)	(12.0)	(4,466)	(8,344)
Inventory	3,812	42.5	(18,310)	(4,756)
Accounts payable, accrued and other liabilities and non-income taxes payable	48,301	538.4	49,698	22,641
Deferred revenue	6,466	72.1	5,254	3,806
Other assets	(2,886)	(32.2)	(9,092)	(3,736)
VAT reclaimable	(6,404)	(71.4)	(9,228)	(5,865)
Funds receivable	(4,414)	(49.2)	(2,246)	(3,890)
Sales financing receivable	(18,409)	(205.3)	(5,472)	(266)
Content assets	(18,719)	(208.7)	(11,989)	(11,740)
Content liabilities	1,614	18.0	(1,061)	1,711
Net cash provided by operating activities	70,282	783.4	41,688	9,293
CASH FLOWS PROVIDED BY/(USED IN) INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(90,641)	(1,010.6)	(50,544)	(44,621)
Purchase of assets to be leased	(12,813)	(142.9)	(1,408)
Acquisitions of businesses, net of cash acquired			(820)	(8,236)
Net cash acquired as a result of the News and Zen deconsolidation and the acquisition of Delivery Club			1,795
Investments in marketable equity securities				(10,604)
Bank deposits and loans to customers	(1,982)	(22.1)
Proceeds from sale of marketable equity securities			5,859	6,163
Investments in term deposits	(6)	(0.1)	(3,395)	(264,151)
Maturities of term deposits	160	1.8	27,004	345,474
Loans granted	(6,158)	(68.6)	(1,224)	(1,546)
Proceeds from repayments of loans	3,623	40.4	480	1,667
Other investing activities	874	9.7	(485)	(2,152)
Net cash provided by/(used in) investing activities	(106,943)	(1,192.4)	(22,738)	21,994
CASH FLOWS PROVIDED BY/(USED IN) FINANCING ACTIVITIES:
Proceeds from issuance of debt	227,151	2,532.7	50,666
Repayment of debt	(137,755)	(1,536.0)	(49,560)
Proceeds from overdraft borrowings				2,941
Repayments of overdraft borrowings			(2,940)	(397)
Purchase of non-redeemable noncontrolling interests	(57,337)	(639.3)		(73,077)
Payment of contingent consideration and holdback amount	(299)	(3.3)	(635)	(6,073)
Repurchases of ordinary shares				(6,966)
Proceeds from exercise of share options				1,153
Bank deposits and liabilities	19,002	211.9
Payment for finance leases	(3,245)	(36.2)	(1,660)	(737)
Other financing activities	(5,674)	(63.2)	(1,390)	(1,689)
Net cash provided by/(used in) financing activities	41,843	466.6	(5,519)	(84,845)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	8,248	92.1	(8,390)	511
Net change in cash and cash equivalents, and restricted cash and cash equivalents	13,430	149.7	5,041	(53,047)
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	84,440	941.5	79,399	132,446
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	97,870	1,091.2	84,440	79,399
RECONCILIATION OF CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AND CASH EQUIVALENTS:
Cash and cash equivalents, beginning of period	83,131	926.9	79,275	132,398
Restricted cash and cash equivalents, beginning of period	1,309	14.6	124	48
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	84,440	941.5	79,399	132,446
Cash and cash equivalents, end of period	96,519	1,076.2	83,131	79,275
Restricted cash and cash equivalents, end of period	1,351	15.0	1,309	124
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	97,870	1,091.2	84,440	79,399
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	18,619	207.6	14,744	12,573
Cash paid for acquisitions			1,031	8,921
Convertible notes coupon paid			439	688
Interest paid for finance leases	2,722	30.3	1,444	575
Interest paid on loans	8,824	98.4	848
Operating cash flows from operating leases	14,259	159.0	13,009	12,063
Non-cash operating activities:
Right-of-use assets obtained in exchange for operating lease obligations	21,335	237.9	6,045	24,322
Non-cash investing activities:
Acquired property and equipment and intangible assets not yet paid for	8,334	92.9	2,666	2,903
Non-cash financing activities:
Right-of-use assets obtained in exchange for finance lease obligations	₽ 11,466	$ 127.8	8,898	₽ 13,776
Sale of News and Zen
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Effect of the News and Zen deconsolidation			₽ (38,051)